Convertible Notes - Additional Information (Detail) - Convertible notes (Notes)		12 Months Ended
	Feb. 03, 2015 USD ($) $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 $ / shares
Debt Instrument [Line Items]
Debt instrument, face amount	$ 80,000,000		¥ 520,000,000
Debt instrument, interest rate	3.50%
Debt instrument, maturity date	Feb. 03, 2020
Debt Instrument, frequency of periodic payment	Semiannually
Debt instrument, initial conversion price | (per share)	$ 23.03		¥ 149.84	$ 23.03
Debt Instrument, initial conversion rate	0.0434216
Debt Instrument, repurchase price as a percentage of principal amount	100.00%
Debt issuance costs	$ 0		¥ 0
Number of ADS that each ordinary share represents	2
Portion of debt to be converted | $	$ 10,000,000
Amount of convertible notes converted | $		$ 5,000,000
Stock issued during period, shares, conversion of convertible securities | shares		108,554
American Depositary Share
Debt Instrument [Line Items]
Stock issued during period, shares, conversion of convertible securities | shares		217,108